LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–89.84%
Aerospace & Defense–1.46%
†CAE, Inc.	26,782	$ 410,838
Curtiss-Wright Corp.	9,256	1,288,065
HEICO Corp.	8,140	1,171,997
Huntington Ingalls Industries, Inc.	17,452	3,865,618
		6,736,518
Airlines–1.17%
†Southwest Airlines Co.	174,221	5,372,976
		5,372,976
Auto Components–1.85%
†Aptiv PLC	22,056	1,725,000
BorgWarner, Inc.	160,750	5,047,550
Cie Generale des Etablissements Michelin SCA	78,000	1,747,644
		8,520,194
Banks–4.47%
First Hawaiian, Inc.	211,711	5,214,442
Prosperity Bancshares, Inc.	67,045	4,470,561
†SVB Financial Group	2,778	932,797
Truist Financial Corp.	127,325	5,543,730
U.S. Bancorp	58,178	2,345,737
Westamerica BanCorp	40,239	2,104,097
		20,611,364
Beverages–0.37%
†Celsius Holdings, Inc.	18,556	1,682,658
		1,682,658
Biotechnology–1.44%
†Alnylam Pharmaceuticals, Inc.	5,454	1,091,673
†Horizon Therapeutics PLC	17,592	1,088,769
†Neurocrine Biosciences, Inc.	15,925	1,691,394
†Sarepta Therapeutics, Inc.	16,711	1,847,234
†Seagen, Inc.	6,735	921,550
		6,640,620
Building Products–1.07%
Cie de Saint-Gobain	75,513	2,700,012
Trane Technologies PLC	12,203	1,767,116
Zurn Elkay Water Solutions Corp.	18,724	458,738
		4,925,866
Capital Markets–6.61%
Ameriprise Financial, Inc.	12,293	3,097,221
Ares Management Corp. Class A	13,338	826,289
Bank of New York Mellon Corp.	223,515	8,609,798
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
LPL Financial Holdings, Inc.	8,576	$ 1,873,685
MSCI, Inc.	3,729	1,572,855
Northern Trust Corp.	104,111	8,907,737
T Rowe Price Group, Inc.	53,035	5,569,205
		30,456,790
Chemicals–1.77%
Akzo Nobel NV	56,241	3,187,174
Albemarle Corp.	1,268	335,310
Avient Corp.	20,491	620,877
†Axalta Coating Systems Ltd.	140,146	2,951,475
Element Solutions, Inc.	66,291	1,078,555
		8,173,391
Commercial Services & Supplies–0.67%
Republic Services, Inc.	22,779	3,098,855
		3,098,855
Communications Equipment–1.77%
†Arista Networks, Inc.	25,293	2,855,327
†F5, Inc.	27,363	3,960,247
Juniper Networks, Inc.	51,810	1,353,277
		8,168,851
Construction & Engineering–0.59%
Vinci SA	33,390	2,699,939
		2,699,939
Containers & Packaging–2.27%
Amcor PLC	195,038	2,092,758
Avery Dennison Corp.	7,326	1,191,940
Packaging Corp. of America	46,676	5,241,248
Sonoco Products Co.	34,480	1,956,050
		10,481,996
Electric Utilities–2.57%
Duke Energy Corp.	3,646	341,272
Edison International	97,805	5,533,807
Evergy, Inc.	13,339	792,337
Eversource Energy	16,019	1,248,841
Pinnacle West Capital Corp.	61,128	3,943,367
		11,859,624
Electrical Equipment–4.34%
AMETEK, Inc.	15,493	1,757,061
†Atkore, Inc.	19,834	1,543,284
Emerson Electric Co.	99,459	7,282,388
†Generac Holdings, Inc.	2,218	395,115
Hubbell, Inc.	3,486	777,378
nVent Electric PLC	201,391	6,365,969
†Plug Power, Inc.	18,242	383,264
Regal Rexnord Corp.	10,764	1,510,835
		20,015,294
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.44%
Cognex Corp.	25,908	$ 1,073,887
†Keysight Technologies, Inc.	14,944	2,351,588
TE Connectivity Ltd.	29,031	3,203,861
		6,629,336
Energy Equipment & Services–0.50%
Baker Hughes Co.	109,705	2,299,417
		2,299,417
Entertainment–0.52%
Electronic Arts, Inc.	5,922	685,235
†Live Nation Entertainment, Inc.	9,398	714,624
†ROBLOX Corp. Class A	6,892	247,009
†Spotify Technology SA	8,842	763,064
		2,409,932
Equity Real Estate Investment Trusts–6.48%
Equinix, Inc.	7,862	4,472,220
Essex Property Trust, Inc.	16,637	4,029,980
Healthcare Realty Trust, Inc. Class A	41,336	861,856
Healthpeak Properties, Inc.	219,435	5,029,450
Public Storage	7,199	2,107,939
Realty Income Corp.	75,433	4,390,201
Regency Centers Corp.	79,904	4,302,830
Rexford Industrial Realty, Inc.	16,492	857,584
VICI Properties, Inc.	36,468	1,088,570
Weyerhaeuser Co.	33,376	953,219
WP Carey, Inc.	25,610	1,787,578
		29,881,427
Food & Staples Retailing–1.33%
Koninklijke Ahold Delhaize NV	240,458	6,124,809
		6,124,809
Food Products–3.30%
Conagra Brands, Inc.	190,441	6,214,090
Hershey Co.	13,533	2,983,621
J M Smucker Co.	36,491	5,014,228
Orkla ASA	136,669	993,489
		15,205,428
Gas Utilities–1.46%
Atmos Energy Corp.	8,069	821,828
Spire, Inc.	94,500	5,890,185
		6,712,013
Health Care Equipment & Supplies–5.39%
Baxter International, Inc.	36,834	1,983,879
Becton Dickinson & Co.	8,254	1,839,239
DENTSPLY SIRONA, Inc.	76,714	2,174,842
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Dexcom, Inc.	21,553	$ 1,735,879
Embecta Corp.	98,086	2,823,896
†Hologic, Inc.	28,962	1,868,628
†IDEXX Laboratories, Inc.	5,476	1,784,081
Zimmer Biomet Holdings, Inc.	101,650	10,627,507
		24,837,951
Health Care Providers & Services–5.85%
†Amedisys, Inc.	5,944	575,320
AmerisourceBergen Corp.	39,041	5,283,419
Cardinal Health, Inc.	27,077	1,805,494
HCA Healthcare, Inc.	1,843	340,068
†Henry Schein, Inc.	94,679	6,227,038
Quest Diagnostics, Inc.	57,425	7,045,473
†R1 RCM, Inc.	25,549	473,423
Universal Health Services, Inc. Class B	59,050	5,207,029
		26,957,264
Health Care Technology–0.31%
†Veeva Systems, Inc. Class A	8,797	1,450,449
		1,450,449
Hotels, Restaurants & Leisure–2.22%
†Airbnb, Inc. Class A	14,894	1,564,466
†Chipotle Mexican Grill, Inc.	1,834	2,756,062
Hilton Worldwide Holdings, Inc.	23,727	2,861,951
Sodexo SA	40,756	3,060,788
		10,243,267
Household Products–1.12%
Kimberly-Clark Corp.	46,056	5,183,142
		5,183,142
Insurance–4.40%
Aflac, Inc.	60,294	3,388,523
Allstate Corp.	60,332	7,513,144
Chubb Ltd.	9,182	1,670,022
Hanover Insurance Group, Inc.	22,044	2,824,718
Reinsurance Group of America, Inc.	38,875	4,890,864
		20,287,271
Interactive Media & Services–0.21%
†Match Group, Inc.	20,407	974,434
		974,434
Internet & Direct Marketing Retail–0.18%
†Chewy, Inc. Class A	14,918	458,281
†Etsy, Inc.	3,641	364,573
		822,854

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.44%
Amdocs Ltd.	35,455	$ 2,816,900
†Cloudflare, Inc. Class A	26,802	1,482,418
†EPAM Systems, Inc.	5,241	1,898,238
†Euronet Worldwide, Inc.	5,738	434,711
		6,632,267
Leisure Products–0.08%
Polaris, Inc.	3,685	352,470
		352,470
Life Sciences Tools & Services–1.13%
Agilent Technologies, Inc.	9,837	1,195,687
Bio-Techne Corp.	3,900	1,107,600
†IQVIA Holdings, Inc.	9,213	1,668,843
†Mettler-Toledo International, Inc.	1,124	1,218,551
		5,190,681
Machinery–3.16%
Cummins, Inc.	15,764	3,208,132
Graco, Inc.	14,022	840,619
IMI PLC	130,118	1,609,051
Oshkosh Corp.	75,990	5,341,337
PACCAR, Inc.	18,486	1,547,093
Parker-Hannifin Corp.	3,745	907,451
Stanley Black & Decker, Inc.	14,940	1,123,637
		14,577,320
Media–1.46%
Fox Corp. Class B	176,438	5,028,483
†Trade Desk, Inc. Class A	28,642	1,711,360
		6,739,843
Multiline Retail–1.15%
†Dollar Tree, Inc.	39,078	5,318,516
		5,318,516
Multi-Utilities–1.05%
NorthWestern Corp.	98,244	4,841,464
		4,841,464
Oil, Gas & Consumable Fuels–3.31%
Devon Energy Corp.	33,536	2,016,520
Diamondback Energy, Inc.	21,675	2,610,971
Enterprise Products Partners LP	161,833	3,848,389
EQT Corp.	38,796	1,580,937
Excelerate Energy, Inc. Class A	20,105	470,457
Hess Corp.	16,751	1,825,691
Phillips 66	20,842	1,682,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	5,696	$ 1,233,355
		15,268,686
Paper & Forest Products–0.35%
Mondi PLC	103,591	1,591,409
		1,591,409
Professional Services–0.61%
Jacobs Solutions, Inc.	14,469	1,569,742
Verisk Analytics, Inc.	7,385	1,259,364
		2,829,106
Road & Rail–0.89%
Heartland Express, Inc.	168,942	2,417,560
†Lyft, Inc. Class A	29,192	384,459
Norfolk Southern Corp.	6,280	1,316,602
		4,118,621
Semiconductors & Semiconductor Equipment–1.10%
Applied Materials, Inc.	16,429	1,346,028
†Enphase Energy, Inc.	6,218	1,725,308
Marvell Technology, Inc.	14,814	635,669
Monolithic Power Systems, Inc.	3,793	1,378,376
		5,085,381
Software–2.93%
†Cadence Design Systems, Inc.	25,611	4,185,606
†Datadog, Inc. Class A	16,756	1,487,598
†DocuSign, Inc.	6,359	340,016
†HubSpot, Inc.	3,202	864,924
†Manhattan Associates, Inc.	18,330	2,438,440
Open Text Corp.	59,647	1,577,067
†Palo Alto Networks, Inc.	16,083	2,634,234
		13,527,885
Specialty Retail–1.38%
Advance Auto Parts, Inc.	35,536	5,555,698
†Burlington Stores, Inc.	3,404	380,874
†Five Below, Inc.	3,196	439,993
		6,376,565
Technology Hardware, Storage & Peripherals–0.62%
HP, Inc.	115,440	2,876,765
		2,876,765
Textiles, Apparel & Luxury Goods–0.39%
†Lululemon Athletica, Inc.	6,489	1,814,065
		1,814,065

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.31%
Capitol Federal Financial, Inc.	172,816	$ 1,434,373
		1,434,373
Trading Companies & Distributors–1.35%
†Beacon Roofing Supply, Inc.	20,172	1,103,812
MSC Industrial Direct Co., Inc. Class A	70,221	5,112,791
		6,216,603
Total Common Stock (Cost $428,891,630)		414,255,950
PREFERRED STOCK–0.66%
Henkel AG & Co. KGaA 3.04%	51,364	3,050,355
Total Preferred Stock (Cost $3,322,333)		3,050,355

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–1.34%
iShares Russell Mid-Cap Value ETF	64,130	$ 6,159,687
Total Exchange-Traded Fund (Cost $6,755,258)		6,159,687
MONEY MARKET FUND–7.51%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	34,649,655	34,649,655
Total Money Market Fund (Cost $34,649,655)		34,649,655

TOTAL INVESTMENTS–99.35% (Cost $473,618,876)	458,115,647
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	2,980,708
NET ASSETS APPLICABLE TO 37,865,475 SHARES OUTSTANDING–100.00%	$461,096,355

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(2,506,559)	USD	2,832,349	12/30/22	$29,392	$—
BOA	GBP	78,355	USD	(83,805)	12/30/22	3,816	—
GSI	CAD	(556,797)	USD	412,610	12/30/22	9,279	—
GSI	CAD	31,817	USD	(23,173)	12/30/22	—	(125)
JPMC	EUR	(20,533,390)	USD	20,173,953	12/30/22	—	(104,640)
JPMC	EUR	679,823	USD	(657,847)	12/30/22	13,540	—
UBS	NOK	(10,129,889)	USD	975,891	12/30/22	43,293	—
UBS	NOK	1,091,969	USD	(102,094)	12/30/22	—	(1,563)
Total Foreign Currency Exchange Contracts						$99,320	$(106,328)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(35)	British Pound	$(2,445,844)	$(2,427,390)	12/19/22	$—	$(18,454)
(33)	Euro	(4,067,869)	(4,066,586)	12/19/22	—	(1,283)
(33)	Japanese Yen	(2,872,444)	(2,888,553)	12/19/22	16,109	—
					16,109	(19,737)
Equity Contracts:
(84)	E-mini S&P 500 Index	(15,126,300)	(15,760,920)	12/16/22	634,620	—
(186)	E-mini S&P MidCap 400 Index	(41,072,520)	(42,568,000)	12/16/22	1,495,480	—
(127)	Euro STOXX 50 Index	(4,126,060)	(4,206,341)	12/16/22	80,281	—
(32)	FTSE 100 Index	(2,470,523)	(2,525,907)	12/16/22	55,384	—
(16)	Nikkei 225 Index (OSE)	(2,867,684)	(2,945,315)	12/8/22	77,631	—
					2,343,396	—
Total Futures Contracts					$2,359,505	$(19,737)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,736,518	$—	$—	$6,736,518
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Airlines	$5,372,976	$—	$—	$5,372,976
Auto Components	6,772,550	1,747,644	—	8,520,194
Banks	20,611,364	—	—	20,611,364
Beverages	1,682,658	—	—	1,682,658
Biotechnology	6,640,620	—	—	6,640,620
Building Products	2,225,854	2,700,012	—	4,925,866
Capital Markets	30,456,790	—	—	30,456,790
Chemicals	4,986,217	3,187,174	—	8,173,391
Commercial Services & Supplies	3,098,855	—	—	3,098,855
Communications Equipment	8,168,851	—	—	8,168,851
Construction & Engineering	—	2,699,939	—	2,699,939
Containers & Packaging	10,481,996	—	—	10,481,996
Electric Utilities	11,859,624	—	—	11,859,624
Electrical Equipment	20,015,294	—	—	20,015,294
Electronic Equipment, Instruments & Components	6,629,336	—	—	6,629,336
Energy Equipment & Services	2,299,417	—	—	2,299,417
Entertainment	2,409,932	—	—	2,409,932
Equity Real Estate Investment Trusts	29,881,427	—	—	29,881,427
Food & Staples Retailing	—	6,124,809	—	6,124,809
Food Products	14,211,939	993,489	—	15,205,428
Gas Utilities	6,712,013	—	—	6,712,013
Health Care Equipment & Supplies	24,837,951	—	—	24,837,951
Health Care Providers & Services	26,957,264	—	—	26,957,264
Health Care Technology	1,450,449	—	—	1,450,449
Hotels, Restaurants & Leisure	7,182,479	3,060,788	—	10,243,267
Household Products	5,183,142	—	—	5,183,142
Insurance	20,287,271	—	—	20,287,271
Interactive Media & Services	974,434	—	—	974,434
Internet & Direct Marketing Retail	822,854	—	—	822,854
IT Services	6,632,267	—	—	6,632,267
Leisure Products	352,470	—	—	352,470
Life Sciences Tools & Services	5,190,681	—	—	5,190,681
Machinery	12,968,269	1,609,051	—	14,577,320
Media	6,739,843	—	—	6,739,843
Multiline Retail	5,318,516	—	—	5,318,516
Multi-Utilities	4,841,464	—	—	4,841,464
Oil, Gas & Consumable Fuels	15,268,686	—	—	15,268,686
Paper & Forest Products	—	1,591,409	—	1,591,409
Professional Services	2,829,106	—	—	2,829,106
Road & Rail	4,118,621	—	—	4,118,621
Semiconductors & Semiconductor Equipment	5,085,381	—	—	5,085,381
Software	13,527,885	—	—	13,527,885
Specialty Retail	6,376,565	—	—	6,376,565
Technology Hardware, Storage & Peripherals	2,876,765	—	—	2,876,765
Textiles, Apparel & Luxury Goods	1,814,065	—	—	1,814,065
Thrifts & Mortgage Finance	1,434,373	—	—	1,434,373
Trading Companies & Distributors	6,216,603	—	—	6,216,603
Preferred Stock	—	3,050,355	—	3,050,355
Exchange-Traded Fund	6,159,687	—	—	6,159,687
Money Market Fund	34,649,655	—	—	34,649,655
Total Investments	$431,350,977	$26,764,670	$—	$458,115,647
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$99,320	$—	$99,320
Futures Contracts	$2,359,505	$—	$—	$2,359,505
Liabilities:
Foreign Currency Exchange Contracts	$—	$(106,328)	$—	$(106,328)
Futures Contracts	$(19,737)	$—	$—	$(19,737)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the portfolio was categorized as Level 2.
LVIP American Century Select Mid Cap Managed Volatility Fund–8